Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
Summary of Carrying Amounts of Each Class of Intangible Assets
The carrying amounts of each clas
s
 of intangible assets were as follows:

	December 31, 2019	September 30, 2020
Licenses	$—	$—
Computer software	2,845	402

	$2,845	$402

For the nine months ended September
 30, 2019

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2019 and September 30, 2019	$23,073,400	$43,070	$23,116,470

Accumulated amortization

Balance at January 1, 2019	$—	$35,878	$35,878
Amortization expenses	—	3,369	3,369

Balance at September 30, 2019	$—	$39,247	$39,247

Carrying amounts at January 1, 2019	$23,073,400	$7,192	$23,080,592

Carrying amounts at September 30, 2019	$23,073,400	$3,823	$23,077,223

For the nine months ended September
 30, 2020

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2020 and September 30, 2020	$23,073,400	$43,070	$23,116,470

Accumulated amortization and impairment

Balance at January 1, 2020	$23,073,400	$40,225	$23,113,625
Amortization expenses	—	2,443	2,443

Balance at September 30, 2020	$23,073,400	$42,668	$23,116,068

Carrying amounts at January 1, 2020	$—	$2,845	$2,845

Carrying amounts at September 30, 2020	$—	$402	$402